Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions And Amounts Outstanding With Related Parties

For the periods presented, in addition to the guarantees and security provided by related parties for the Group’s bank borrowings in Note (11), the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Purchases of modules production equipment from Best Solar (note a)	21,248	0	0
Purchases of inventories from Best Solar (note a)	80,869	0	1,434
Purchase of buildings, plant and land use rights from Best Solar (note a)	0	61,574	0
Sales of modules and cells to Best Solar (note a)	4,587	0	0
Sales of PV project to Best Solar (note a)	0	723	2,281
Purchases of low value consumables from a related party (note b)	1,993	573	652
Purchases of auxiliary from a related party (note c)	7,821	11,142	3,056
Purchases of crucibles from an associate (note d)	14,252	18,116	6,220
Transfer of equity interest of a subsidiary to an associate (note d)	0	0	25,455
Sales of modules and other PV products to Geermu Hydropower (note e)	0	36,526	951

(a)	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar.

The Group purchased the crystalline modules of US$29,426, US$ nil and US$1,434 from Best Solar during the years ended December 31, 2010, 2011 and 2012. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443, US$ nil and US$ nil from Best Solar during the year ended December 31, 2010, 2011 and 2012. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010.

The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011.

The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010.

The Group sold PV projects of US$723 and US$2,281 to Best Solar during the year ended December 31, 2011 and 2012 respectively.

The Group settled the payable due to Best Solar related to the purchased buildings, plant and land use rights, amounting to US$11,989, during the year ended December 31, 2012.

The outstanding amounts due from Best Solar as of December 31, 2011 and 2012 were US$1,665 and US$19,320 respectively.

(b)	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Peng, amounting to US$1,993, US$573 and US$652 during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to JXLXI was US$1,519 and US$952 as of December 31, 2011 and 2012 respectively.

(c)	The Group purchased auxiliary materials of US$7,821, US$11,142 and US$3,056 from Saiwen Industry (Suzhou) Co., Ltd., (“SZSW”), a company controlled by Mr. Peng, during the years ended December 31, 2010, 2011 and 2012 respectively. The outstanding amount due to SZSW was US$8,340 and US$ nil as of December 31, 2011 and 2012 and due from SZSW was US$850 and US$ 763 as of December 31, 2011 and 2012.

(d)	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$14,252, US$18,116 and US$6,220 during the years ended December 31, 2010, 2011 and 2012 respectively.

The Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. (“LDK GRM'') to Sinoma with a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group’s payable balance due to Sinoma of US$14,110 and the remaining amount of US$11,345 would be treated as advance payments for future purchase of crucibles.

The outstanding amount due to Sinoma was US$9,460 and US$ nil as of December 31, 2011 and 2012 and due from Sinoma was US$ nil and US$11,345 as of December 31, 2011 and 2012.

(e)	The Group sold module and other PV products of US$36,526 and US$951 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011 and 2012. The outstanding amount due from Geermu Hydropower was US$38,805 and US$3,892 as of December 31, 2011 and 2012.

(f)	The Group paid US$3,774 for the PV project construction on behalf of Century Solar Jewel Investments S.A. (“Century”), which is an equity method investee of LDK Europe during the year ended December 31, 2012. The outstanding amount due from Century was US$ nil and US$ 3,774 as of December 31, 2011 and 2012.

(g)	HRX paid US$18,164 for the miscellaneous expense on behalf of JXLDK during the year ended December 31, 2012. The outstanding amount due to HRX was US$ nil and US$ 18,164 as of December 31, 2011 and 2012.